Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 1,779
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(15)	$ 0
Amortization charge for the year	(137)	(119)
Intangible assets, ending balance	2,083	1,779
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,661	2,406
Additions	266	117
Acquisitions	238	22
Foreign exchange rate movements	(71)	116
Intangible assets, ending balance	3,094	2,661
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(882)	(739)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(15)
Foreign exchange rate movements	23	(24)
Amortization charge for the year	(137)	119
Intangible assets, ending balance	(1,011)	(882)
Indefinite life intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	669
Intangible assets, ending balance	640	669
Indefinite life intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	673	625
Additions	0	0
Acquisitions	0	3
Foreign exchange rate movements	(27)	45
Intangible assets, ending balance	646	673
Indefinite life intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(4)	(4)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(2)
Foreign exchange rate movements	0	0
Amortization charge for the year	0	0
Intangible assets, ending balance	(6)	(4)
Finite life, Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	305
Intangible assets, ending balance	369	305
Finite life, Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	722	579
Additions	151	118
Acquisitions	0	0
Foreign exchange rate movements	(16)	25
Intangible assets, ending balance	857	722
Finite life, Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(417)	(338)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(13)
Foreign exchange rate movements	15	(13)
Amortization charge for the year	(73)	66
Intangible assets, ending balance	(488)	(417)
Finite life, Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	805
Intangible assets, ending balance	1,074	805
Finite life, Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,266	1,202
Additions	115	(1)
Acquisitions	238	19
Foreign exchange rate movements	(28)	46
Intangible assets, ending balance	1,591	1,266
Finite life, Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(461)	(397)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Foreign exchange rate movements	8	(11)
Amortization charge for the year	(64)	53
Intangible assets, ending balance	$ (517)	$ (461)